Stock-based compensation (Details) - Schedule of Board of directors approved an equity incentive plan	10 Months Ended
Dec. 31, 2020 shares
Schedule of Board of directors approved an equity incentive plan [Abstract]
Available for grant, Available beginning	16,300,000
Available for grant, Options granted	(2,087,000)
Available for grant, RSU granted	(3,053,969)
Available for grant, PSU granted (253% target achieved)	(1,452,699)
Available for grant, Options forfeited	144,600
Available for grant, RSU forfeited	30,000
Available for grant, Available ending	9,880,932